================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number 811-02631

                         Chestnut Street Exchange Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              103 Bellevue Parkway
                               Wilmington,DE 19809
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Edward J. Roach
                         Chestnut Street Exchange Fund
                              103 Bellevue Parkway
                               Wilmington,DE 19809
                    ---------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-1112

                      Date of fiscal year end: December 31

                    Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

David R. Wilmerding, Jr.
    Chairman
                                                                   July 27, 2011

Fellow Partner:

     Our Fund earned $3.15 per share of net investment income in the six months ended June 30, 2011,compared to $2.92 per share in the same period of 2010. Investment income increased by $2,081 and expenses increased by $11,038 (the latter mostly attributed to advisory fees) compared to the same period of 2010. The market value of our portfolio at June 30, 2011 increased by $28,788,000 over the value at June 30, 2010.

     After providing for the $1.40 per share distribution to partners of record on June 29, 2011, the net asset value per partnership share on June 30, 2011 was $361.49. The net asset value on March 31, 2011, our last report date, was $360.24, and the value on June 30, 2010 was $287.36.

     Commentary on market conditions and a comparison of our Fund's performance to the Standard & Poor's 500 Index and the Dow Jones Industrial Average will be found in the accompanying Investment Adviser's Report.

     Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

                                               Yours sincerely,

                                               /s/ David R. Wilmerding Jr.
                                               David R. Wilmerding, Jr.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                          INVESTMENT ADVISER'S REPORT

MARKET REVIEW

     US equity markets began the year on an upswing. Confidence levels were improving, the economy was recovering and investors were increasing their holdings of riskier assets. US stocks moved higher during the first four months of 2011 despite volatility from significant global events. Political turmoil spread across the Middle East/North Africa region and prices of oil and other commodities rose sharply. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, Standard & Poor's changed its ratings outlook for long-term US and Japanese debt from stable to negative. But equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

     Meanwhile, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of US and global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the US manufacturing sector and Germany's decision to support the refinancing of Greece's public debt.

     Despite market weakness in the final two months of the period, US stocks advanced year-to-date. Large cap stocks, as represented by the S&P 500 Index, gained 6.02%. Large cap growth stocks outperformed their value counterparts as the S&P 500 Growth Index moved up 6.79%, while the S&P 500 Value Index returned 5.23%. Small cap stocks, as represented by the Russell 2000 Index, climbed 6.21% for the period. The disparity between growth and value stocks was more pronounced within small caps as the Russell 2000 Growth Index advanced 8.59%, while the Russell 2000 Value Index returned 3.77%.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                    INVESTMENT ADVISER'S REPORT (CONTINUED)

PORTFOLIO REVIEW

SUMMARY

     The equity market momentum displayed in the US during the last four months of 2010 carried through into January of 2011 before a number of major global events introduced significant uncertainty and volatility. The protests and eventual ouster of President Mubarak in Egypt, the rebellion and multi-lateral military campaign in Libya, and the historic earthquake and ensuing fears of nuclear meltdown all introduced significant fear and uncertainty among US equity investors in February and March. In addition, later in the period, investors focused on a potential Greek default, tightening of Chinese monetary policy, weakening US economic data, and the unsustainable US budget deficit. Strong corporate profits combined with supportive monetary policy and attractive valuations helped investors overcome the macro-economic concerns and push equities higher during the first six months of 2011.

     The Chestnut Street Exchange Fund performed in line with the S&P 500 Index return of 6.0%, underperforming during the first quarter, and outperforming during the second quarter. Stock selection in the financials and information technology sectors generated relative outperformance during the period. Negative stock selection in the health care and consumer staples sectors, however, neutralized these positive effects.

PERFORMANCE ATTRIBUTION

     Stock selection in the financials sector delivered the greatest positive contribution to the Fund's relative performance. Bond rating agency Moody's Corp. delivered excellent performance during the period, surging more than 45%. The company reported much better than expected financial results for both Q4 and Q1, and has seen little impact from financial reform.

     In information technology, security software company Check Point Software Technologies rose more than 22% as it reported excellent financial results and continues to show strong revenue and earnings growth. The Fund's investment in International Business Machines Corp. also boosted results, while the Fund's large underweight to struggling networking equipment maker Cisco Systems Inc. also added value.

     Investments in the health care sector detracted from relative performance comparisons during the first half of 2011. Specifically, stock selection in the health care providers & services industry accounted for the weakness, as the Fund's investment in Medco Health Solutions Inc. declined. The company lost one of its largest contracts during the period, causing the stock to sell off in line with the expected loss in revenues. Also in this industry, the Fund's lack of exposure to HMOs also hurt the portfolio as these companies performed very well.

     Stock selection in the consumer staples sector also had a negative impact on relative performance. The Fund's top holdings in the sector, Coca-Cola Co. and Procter & Gamble Co., both modestly underperformed in the first half, despite generating positive returns. The Fund's underweight in the tobacco industry also detracted as share prices of companies in this industry performed very well.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                    INVESTMENT ADVISER'S REPORT (CONTINUED)

PORTFOLIO REVIEW (CONCLUDED)

OUTLOOK

     As a result of market movement and marginal trades during the period, the Fund's weightings in the consumer discretionary and energy sectors increased while the allocation to the information technology and industrials sectors declined modestly. We used investor redemptions to eliminate Sara Lee Corp. from the portfolio, and to modestly reduce the Fund's positions in Emerson Electric, 3M Co. and Hewlett-Packard Co. The Fund remains highly diversified, with the largest weightings in the health care, information technology, industrials, and financials sectors. Relative to the S&P 500 Index, the Fund holds significant overweights in industrials and health care, and notable underweights in consumer discretionary and utilities.

Any opinions expressed are those of BlackRock as of the date of this report and are subject to change based on changes in market or economic conditions. Past performance is not a guarantee of future results. There is no guarantee that forecasts made herein will come to pass. The comments should not be construed as a recommendation for any individual holdings or market sectors. Information and opinions are derived from proprietary and non-proprietary sources deemed by BlackRock to be reliable. We cannot guarantee the accuracy of such information, assure its completeness, or warrant that such information will not be changed without notice. Reliance upon information in this report is at the sole discretion of the reader.

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                             PERFORMANCE COMPARISON

                                 JUNE 30, 2011

                                  (UNAUDITED)

     The performance data represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Please call (302) 791-1112 for the most recent month-end performance.

     In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

                     TOTAL RETURNS AS OF JUNE 30, 2011

                                                AVERAGE ANNUAL TOTAL RETURNS
                                             -----------------------------------
                                                                      SINCE
                                     6 MONTH 1 YEAR  5 YEAR 10 YEAR INCEPTION(1)
                                     ------- ------  ------ ------- ------------
Chestnut Street Exchange Fund        5.63%   27.97%   3.33%  2.63%    10.90%
S&P 500(R) Index                     6.02%   30.69%   2.95%  2.72%    10.85%
Dow Jones Industrial Average Index   8.59%   30.37%   4.97%  4.21%     9.46%

-------------
(1) Cumulative since inception total returns were 3,453.66%, 3,393.92% and 2,160.57% for the Chestnut Street Exchange Fund, the S&P 500(R) Index and the Dow Jones Industrial Average Index, respectively, for the period December 29, 1976 (inception) to June 30, 2011.

                            BlackRock Capital Management, Inc.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                              FUND EXPENSE EXAMPLE
                              --------------------
                                  (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the six-month period from January 1, 2011 through June 30, 2011, and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ending June 30, 2011" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         CHESTNUT STREET EXCHANGE FUND

                                                                                   EXPENSES PAID
                                              BEGINNING            ENDING            DURING SIX
                                            ACCOUNT VALUE       ACCOUNT VALUE      MONTHS ENDING
                                           JANUARY 1, 2011      JUNE 30, 2011      JUNE 30, 2011*
                                          -----------------   ------------------  -----------------
Actual                                    $          1,000.00 $         1,056.30  $            2.55
Hypothetical
  (5% return before expenses)             $          1,000.00 $         1,022.28+ $            2.51

---------------
* Expenses are equal to the Fund's annualized six-month expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account value on the first line of the table is based on the actual total return of 5.63% for the six-month period ending June 30, 2011.

+ Hypothetical expenses are based on the Fund's actual annualized six-month expense ratio and an assumed rate of return of 5% per year before expenses.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                  JUNE 30, 2011

                                   (UNAUDITED)

                       % OF NET
SECURITY TYPE/INDUSTRY  ASSETS          VALUE
--------------------    -------      -----------
COMMON STOCKS:
 Health Care               15.5%    $ 30,111,098
 Technology                14.1       27,339,332
 Financial                 13.9       26,904,573
 Consumer Cyclicals        11.9       23,054,322
 Energy                    11.3       21,881,391
 Staples                    8.4       16,394,657
 Capital Equipment          7.4       14,271,277
 Basics                     7.2       13,911,333
 Transportation             4.1        7,918,114
 Utilities                  2.8        5,354,791
 Retail                     2.2        4,322,931
Other Assets in Excess
 of Liabilities             1.2        2,347,029
                         ------     ------------
Net Assets                100.0%    $193,810,848
                         ======     ============

                                       7

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)


                                 Shares      Value
                                 -------- -----------
COMMON STOCKS-98.8%
BASICS-7.2%
Air Products & Chemicals, Inc     89,058  $ 8,512,164
Cabot Corp                        86,032    3,430,096
Cabot Microelectronics Corp.*     42,373    1,969,073
                                          -----------
                                           13,911,333
                                          -----------
CAPITAL EQUIPMENT-7.4%
Emerson Electric Co              131,650    7,405,313
General Electric Co              364,049    6,865,964
                                          -----------
                                           14,271,277
                                          -----------
CONSUMER CYCLICALS-11.9%
3M Co                             74,819    7,096,582
CBS Corp., - Class B              60,100    1,712,249
Comcast Corp., - Class A         149,743    3,794,488
Procter & Gamble Co               85,100    5,409,807
Walt Disney Co. (The)            129,129    5,041,196
                                          -----------
                                           23,054,322
                                          -----------
ENERGY-11.3%
Exxon Mobil Corp                 147,227   11,981,333
Schlumberger, Ltd                114,584    9,900,058
                                          -----------
                                           21,881,391
                                          -----------
FINANCIAL-13.9%
American Express Co               98,525    5,093,743
Ameriprise Financial, Inc         22,266    1,284,303
Bank of America Corp              56,084      614,681
JPMorgan Chase & Co              140,310    5,744,291
Moody's Corp                      82,738    3,173,002
Wells Fargo & Co                 391,823   10,994,553
                                          -----------
                                           26,904,573
                                          -----------
HEALTH CARE-15.5%
Abbott Laboratories              130,891    6,887,484
Baxter International, Inc         64,986    3,879,014
Hospira, Inc.*                    23,125    1,310,263
Johnson & Johnson                100,789    6,704,484
Medco Health Solutions, Inc.*     91,862    5,192,040
Merck & Co., Inc                 173,925    6,137,813
                                          -----------
                                           30,111,098
                                          -----------
RETAIL-2.2%
Home Depot, Inc                   23,400      847,548
Kohl's Corp                       15,200      760,152
Safeway, Inc                      44,558    1,041,321
Wal-Mart Stores, Inc              31,500    1,673,910
                                         ------------
                                            4,322,931
                                         ------------
STAPLES-8.4%
Altria Group, Inc                 18,000      475,380
Coca-Cola Co. (The)              164,147   11,045,452
Hanesbrands, Inc.*                 5,688      162,392
Kraft Foods, Inc., - Class A      12,456      438,825
PepsiCo, Inc                      43,600    3,070,748
Philip Morris International
, Inc.                            18,000    1,201,860
                                         ------------
                                           16,394,657
                                         ------------
TECHNOLOGY-14.1%
Check Point Software
  Technologies Ltd.*              52,400    2,978,940
Cisco Systems, Inc                32,700      510,447
Hewlett-Packard Co                22,220      808,808
Intel Corp                       510,675   11,316,558
International Business
  Machines Corp                   39,708    6,811,907
Microsoft Corp                    95,282    2,477,332
Oracle Corp                       74,000    2,435,340
                                         ------------
                                           27,339,332
                                         ------------
TRANSPORTATION-4.1%
Union Pacific Corp                75,844    7,918,114
                                         ------------
UTILITIES-2.8%
Verizon Communications, Inc      143,830    5,354,791
                                         ------------
Total Common Stocks
   (Cost: $35,591,189)                    191,463,819
                                         ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost: $35,591,189)              98.8%$191,463,819
Other assets in excess
   of liabilities                    1.2%   2,347,029
                                -------- ------------
NET ASSETS                         100.0%$193,810,848
                                ======== ============

--------------
*    Non-Income  Producing

                See Accompanying Notes to Financial Statements.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                      SCHEDULE OF INVESTMENTS (CONCLUDED)

                                 JUNE 30, 2011

                                  (UNAUDITED)

FAIR VALUE MEASUREMENTS. The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

-    Level  1  -  quoted  prices  in  active  markets  for  identical securities

-    Level  2 -  other significant observable inputs (including quoted prices for identical securities in inactive markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)

-    Level  3 -  significant  unobservable  inputs  (including  the  Fund's own assumptions  in  determining  the  fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of June 30, 2011, in valuing the Fund's investments carried at value:


                                                            Level 2       Level 3
                                 Total         Level 1     Significant  Significant
                                Value at       Quoted      Observable   Unobservable
                                06/30/11       Prices       Inputs        Inputs
                              ------------  -----------    ---------    -----------
Investments in Common Stocks* $191,463,819 $191,463,819    $      --    $        --
                              ------------ ------------    ---------    -----------


---------------
*  See details of industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended June 30, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

                See Accompanying Notes to Financial Statements.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 2011 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $35,591,189)                         $191,463,819
Cash                                                                              2,726,360
Dividends receivable                                                                395,403
Interest receivable                                                                     100
Prepaid expenses                                                                      5,945
                                                                               ------------
 Total assets                                                                   194,591,627
                                                                               ------------
LIABILITIES
PAYABLES FOR:
 Distributions                                                                      658,647
 Capital shares repurchased                                                          17,436
 Advisory fees                                                                       55,443
 Managing general partners                                                            8,773
 Custodian fees                                                                       3,165
 Transfer agent fees                                                                  1,016
Accrued expenses and other liabilities                                               36,299
                                                                               ------------
 Total liabilities                                                                  780,779
                                                                               ------------
NET ASSETS                                                                     $193,810,848
                                                                               ============
NET ASSETS CONSISTED OF:
 Other capital - paid-in or reinvested                                         $ 40,193,090
 Undistributed net investment income                                                188,479
 Accumulated net realized losses on securities                                   (2,443,351)
 Net unrealized appreciation on investments                                     155,872,630
                                                                               ------------
Net Assets (Applicable to 536,147 partnership shares outstanding)              $193,810,848
                                                                               ------------
NET ASSET VALUE PER SHARE ($193,810,848/ 536,147 SHARES)                       $     361.49
                                                                               =============
NET ASSETS APPLICABLE TO SHARES OWNED BY:
Limited partners (536,055 shares)                                              $193,777,591
Managing general partners (92 shares)                                                33,257
                                                                               ------------
TOTAL NET ASSETS (536,147 SHARES)                                              $193,810,848
                                                                               ============

                See Accompanying Notes to Financial Statements.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                       $  2,194,983
  Interest                                                                 477
                                                                  ------------
    Total investment income                                          2,195,460
                                                                  ------------
EXPENSES
  Investment advisory services                                         342,977
  Managing general partners' compensation,
   officer's salary and expenses                                        46,436
  Legal fees                                                            41,531
  Printing                                                              10,909
  Insurance                                                             11,540
  Audit fees                                                             9,868
  Custodian fees                                                         8,317
  Transfer agent fees                                                    7,895
  Miscellaneous                                                          6,115
                                                                  ------------
    Total expenses                                                     485,588
                                                                  ------------
     Net investment income                                           1,709,872
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS
  Realized gain from securities transactions:
   distributed on redemption of
   partnership shares                                                5,238,395
  Unrealized appreciation on investments
    Beginning of period $152,190,535
    End of period        155,872,630
                        ------------
Net change in unrealized appreciation                                3,682,095
                                                                  ------------
Net realized and unrealized gain from investments                    8,920,490
                                                                  ------------
Net increase in net assets resulting from operations              $ 10,630,362
                                                                  ============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  SIX MONTHS
                                                     ENDED         YEAR ENDED
                                                 JUNE 30, 2011    DECEMBER 31,
                                                  (UNAUDITED)         2010
                                                 -------------   -------------
INCREASE /(DECREASE) IN NET ASSETS OPERATIONS:
  Net investment income                          $  1,709,872    $   3,331,861
  Net realized gain/(loss) from
    securities transactions, for federal
    income tax purposes net gain/(loss)
    is $0 and $140,421                                      --         140,421
  Excess of market value over book
    value of securities distributed upon
    redemption of partnership shares                 5,238,395      17,489,704
  Net change in unrealized
    appreciation/(depreciation)
    on investments                                   3,682,095      (1,243,858)
                                                 -------------   -------------
  Increase in net assets resulting
    from operations                                 10,630,362      19,718,128
                                                 -------------   -------------
DISTRIBUTIONS TO PARTNERS FROM:
  Net investment income                             (1,521,558)     (3,331,696)
                                                 -------------   -------------
CAPITAL SHARE TRANSACTIONS:
  Net asset value of 508
    and 1,218 shares issued
    in lieu of cash distributions                      182,924         387,393
  Cost of 21,156 and
    58,629 shares repurchased                       (7,490,171)    (18,613,630)
                                                 -------------   -------------
  Decrease in net assets
    from capital share
    transactions                                    (7,307,247)    (18,226,237)
                                                 -------------   -------------
  Total increase/(decrease) in net assets            1,801,557      (1,839,805)
NET ASSETS:
  Beginning of period                              192,009,291     193,849,096
                                                 -------------   -------------
  End of period*                                 $ 193,810,848   $ 192,009,291
                                                 =============   =============

----------
* Includes undistributed net investment income of $188,479 and $165, respectively.

                See Accompanying Notes to Financial Statements.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  Six Months
                                                    Ended                        Years Ended December 31,
                                                   June 30,
                                                     2011           2010        2009        2008        2007        2006
                                                 -----------      --------    --------    --------    --------    --------
                                                 (Unaudited)
Net Asset Value, Beginning of Period            $     344.85    $   315.61   $  267.13   $  400.30   $  377.68   $  337.28
                                                ------------    ----------   ---------   ---------   ---------   ---------
Income/(Loss) From Investment Operations:
  Net investment income                                 3.15          5.79        6.28        8.06        7.62        6.88
  Net gain/(loss) on securities
    (both realized and unrealized)                     16.29         29.24       48.48     (133.17)      22.62       40.40
                                                ------------    ----------   ---------   ---------   ---------   ---------
     Total from investment operations                  19.44         35.03       54.76     (125.11)      30.24       47.28
Less Distributions:
  From net investment income                           (2.80)        (5.79)      (6.28)      (8.06)      (7.62)      (6.88)
                                                ------------    ----------   ---------   ---------   ---------   ---------
Net Asset Value, End of Period                  $     361.49    $   344.85   $  315.61   $  267.13   $  400.30   $  377.68
                                                ============    ==========   =========   =========   =========   =========
Total Return                                            5.63%        11.27%      20.94%     (31.56)%      8.05%      14.13%
                                                ============    ==========   =========   =========   =========   =========
Ratios/Supplemental Data:
  Net Assets, End of Period (000's)             $    193,811    $  192,009   $ 193,849   $ 184,798   $ 296,277   $ 290,580
  Ratios to average net assets:
    Operating expenses                                  0.50%*        0.51%       0.51%       0.46%       0.44%       0.44%
    Net investment income                               1.75%*        1.80%       2.31%       2.33%       1.91%       1.93%
  Portfolio Turnover Rate                               0.00%         1.01%       1.06%       0.29%       0.68%       0.99%

----------
*    Annualized

                See Accompanying Notes to Financial Statements.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2011
                                  (UNAUDITED)

(A)  ORGANIZATION

     Chestnut Street Exchange Fund (the "Fund"), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund's investment objective is to seek long-term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the "Publicly Traded Partnership" rules to the Internal Revenue Code in 1987 which first applied to the Fund after 1997.

(B)  SIGNIFICANT ACCOUNTING PRINCIPLES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

          SECURITY VALUATIONS

          Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

          SECURITIES TRANSACTIONS AND INVESTMENT INCOME

          Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund's inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

          DISTRIBUTIONS

          Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.

          FEDERAL INCOME TAXES

          The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund may elect not to distribute long-term capital gains to shareholders, but retain these gains and pay the income tax at the applicable income tax rate. If the Fund elects to pay the tax on long-term capital gains, on the last day of the year the tax is paid, the partners are entitled to a proportionate credit for the tax payment and the tax basis of their shares is increased by the amount of undistributed gains less the tax paid by the Fund. At December 31, 2010, the Fund had a capital loss carryforward of $2,443,351, which expires December 31, 2016. Therefore, no provision for federal income taxes is recorded in the financial statements.

          Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (December 31, 2007 - 2010) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

          At June 30, 2011, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost               $ 32,993,207
                               ------------
Gross unrealized appreciation   158,470,612
Gross unrealized depreciation            --
                               ------------
Net unrealized appreciation    $158,470,612
                               ============

          The difference between book basis and tax basis of investments is attributable to the use of the individual partners' tax basis for those securities contributed to the Fund at its inception, as required by law.

(C)  INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES

     BlackRock Capital Management, Inc. ("BCM" or the "Adviser"), a wholly owned subsidiary of BlackRock Institutional Management, Inc., serves as Investment Adviser to the Fund pursuant to an advisory agreement dated September 29, 2006 ("Advisory Agreement"). BCM provides advisory, accounting and administrative services to the Fund. All BlackRock entities named are subsidiaries of BlackRock, Inc. BCM pays BNY Mellon Investment Servicing (US) Inc. for administrative services provided to the Fund.

     The Advisory Agreement provides for a fee at the annual rate of 4/10ths of 1% of the first $100,000,000 of the Fund's average daily net assets plus 3/10ths of 1% of net assets exceeding $100,000,000.

     BNY Mellon Investment Servicing (US) Inc. also serves as the Fund's transfer and dividend disbursing agent.

     BNY Mellon Investment Servicing Trust Company (formerly PFPC Trust Company) serves as the Fund's custodian.

     The Managing General Partners each receive a fixed fee as compensation for their services. In addition, the President, Treasurer and Chief Compliance Officer receives additional payments for overseeing the Fund's activities including compliance with federal securities laws, plus reimbursements of related expenses. For the six month period ended June 30, 2011, payments to or for the Managing General Partners amounted to $46,436.

     Legal fees amounting to $41,531 for the six-months ended June 30, 2011 were paid to Drinker Biddle & Reath LLP. Michael P. Malloy, Esq., Secretary of the Fund, is a partner of that firm.

(D)  INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) were $0 and $0, respectively, for the six months ended June 30, 2011.

(E)  DISTRIBUTIONS TO SHAREHOLDERS

     Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund's distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners treat this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense.

     The tax character of distributions paid during 2010 and 2009 were as follows:

                        2010          2009
                    -----------   -----------
Ordinary income     $ 3,708,961   $ 4,455,738
Investment expense     (377,265)     (362,784)
                    -----------   -----------
                    $ 3,331,696   $ 4,092,954
                    ===========   ===========

     For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.

(F)  IN-KIND DISTRIBUTION OF SECURITIES

     During the six months ended June 30, 2011, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions was as follows:

                  NET REALIZED         FUND
VALUE OF THE      GAIN INCLUDED       SHARES
REDEMPTIONS      IN REDEMPTIONS      REDEEMED
--------------   --------------   --------------
$    7,452,104   $    5,238,395           21,048

     Net realized gains from these transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund's fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.

(G)  INDEMNIFICATIONS

     In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

(H)  TAX MATTERS

     At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income               $         165
Capital loss carryover                         (2,443,351)
Net unrealized appreciation of investments    154,853,339
                                            -------------
                                            $ 152,410,153
                                            =============

(I)  NEW ACCOUNTING PRONOUNCEMENT

     In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.GAAP and IFRSs."ASU2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(J)  SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                       ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(302) 791-1112 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

================================================================================

                           MANAGING GENERAL PARTNERS
                              Gordon L. Keen, Jr.
                                Edward J. Roach
                               Langhorne B. Smith
                            David R. Wilmerding, Jr.

                              INVESTMENT ADVISERS
                       BlackRock Capital Management, Inc.
                              100 Bellevue Parkway
                           Wilmington, Delaware 19809

                                 TRANSFER AGENT
                             BNY Mellon Investment
                              Servicing (US) Inc.
                                 P.O. Box 8950
                           Wilmington, Delaware 19899
                                 (800) 852-4750

                                   [GRAPHIC]

                               Semi Annual Report
                                 June 30, 2011
                                  (Unaudited)

                            Chestnut Street Exchange
                                      Fund

                              103 Bellevue Parkway
                           Wilmington, Delaware 19809
                                 (302) 791-1112
                     Edward J. Roach, President & Treasurer

================================================================================

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of managing general partners.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Chestnut Street Exchange Fund

By (Signature and Title)* /s/ Edward J. Roach
                          --------------------------------------
                          Edward J. Roach, President & Treasurer
                          (Principal Executive Officer & Principal Financial Officer)

Date 8/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edward J. Roach
                          --------------------------------------
                          Edward J. Roach, President & Treasurer
                          (Principal Executive Officer & Principal Financial Officer)

Date 8/22/11

-----------
* Print the name and title of each signing officer under his or her signature.